SCHEDULE OF GROUPS REVENUE FROM CONTINUING OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Exchange income	$ 4,230,604	$ 203,230	$ 415
Asset management fee income	553,648	3,674	119,857
Brokerage income	258,055
Trading income	157,688	66,039	78,833
Custody service income	94,713	4,525	4,202
Capital markets service income		10,000	291,315
Revenue	$ 5,294,708	$ 287,468	$ 494,622